Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Feb. 28, 2024
Entity Registrant Name	MASSMUTUAL SELECT FUNDS
Entity Central Index Key	0000916053
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Feb. 27, 2024
Document Effective Date	Feb. 28, 2024
Prospectus Date	Feb. 01, 2024
MassMutual Mid Cap Growth Fund | Class A
Prospectus:
Trading Symbol	MEFAX
MassMutual Mid Cap Growth Fund | Administrative Class
Prospectus:
Trading Symbol	MMELX
MassMutual Mid Cap Growth Fund | Class R3
Prospectus:
Trading Symbol	MEFNX
MassMutual Mid Cap Growth Fund | Class R5
Prospectus:
Trading Symbol	MGRFX
MassMutual Mid Cap Growth Fund | Service Class
Prospectus:
Trading Symbol	MEFYX
MassMutual Mid Cap Growth Fund | Class I
Prospectus:
Trading Symbol	MEFZX
MassMutual Mid Cap Growth Fund | Class R4
Prospectus:
Trading Symbol	MEFFX
MassMutual Mid Cap Growth Fund | Class Y
Prospectus:
Trading Symbol	MMNGX